Investments Accounted for Using the Equity Method (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Interests In Other Entities [Abstract]
Schedule of Changes in Investments Accounted for with Equity Method
a)	The following tables present the changes in investments accounted for with the equity method for the years ended December 31, 2017 and 2016:

Changes in Investments in Associates	Relationship	Country	Functional Currency	Ownership Interest %	Balance as of 1-1-2017	Additions	Share of Profit (Loss) (*)	Dividends Declared	Foreign Currency Translation	Other Comprehensive Income	Other Increase (Decrease)	Balance as of 12-31-2017	Transferred to assets held for distribution to owners	Balance as of 12-31-2017
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	3,982,934	-	841,957	(743,734)	(297,841)	-	-	3,783,316	-	3,783,316
Centrales Hidroeléctricas de Aysén S.A. (*)	Joint venture	Chile	Chilean peso	51.00%	6,441,166	1,943,100	(4,179,034)	-	-	-	-	4,205,232	(4,205,232)	-
Transmisora Eléctrica de Quillota Ltda.	Joint venture	Chile	Chilean peso	50.00%	8,222,763	-	595,996	-	-	-	-	8,818,759	-	8,818,759
Enel Argentina (formerly named Endesa Argentina S.A.)	Associate	Argentina	Argentine peso	0.12%	91,335	-	44,177	-	(29,199)	(1,490)	323	105,146	-	105,146
				TOTAL	18,738,198	1,943,100	(2,696,904)	(743,734)	(327,040)	(1,490)	323	16,912,453	(4,205,232)	12,707,221

Changes in Investments in Associates	Relationship	Country	Functional Currency	Ownership Interest %	Balance as of 1-1-2016	Additions	Share of Profit (Loss) (*)	Dividends Declared	Foreign Currency Translation	Other Comprehensive Income	Other Increase (Decrease)	Balance as of 12-31-2016	Transferred to assets held for distribution to owners	Balance as of 12-31-2016
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Electrogas S.A. (**)	Associate	Chile	U.S. dollar	42.50%	12,042,873	-	5,166,226	(3,979,095)	(844,372)	607,375	-	12,993,007	(12,993,007)	-
GNL Quinteros S.A. (***)	Associate	Chile	U.S. dollar	20.00%	17,137,023	-	2,750,075	(2,598,035)	(816,094)	(12,298,165)	(4,174,804)	-	-	-
GNL Chile S.A.	Associate	Chile	U.S. dollar	33.33%	2,662,029	-	1,491,025	-	(170,120)	-	-	3,982,934	-	3,982,934
Centrales Hidroeléctricas de Aysén S.A.	Joint venture	Chile	Chilean peso	51.00%	6,280,293	2,346,000	(2,185,127)	-	-	-	-	6,441,166	-	6,441,166
Transmisora Eléctrica de Quillota Ltda.	Joint venture	Chile	Chilean peso	50.00%	7,594,153	-	628,610	-	-	-	-	8,222,763	-	8,222,763
Enel Argentina (formerly named Endesa Argentina S.A.)	Associate	Argentina	Argentine peso	0.34%	-	235,090	23,610	-	(21,044)	(656)	(145,665)	91,335	-	91,335
Southern Cone Power Argentina S.A. (****)	Associate	Argentina	Argentine peso	2.00%	-	3,326	3,780	-	(1,080)	(63)	(5,963)	-	-	-
				TOTAL	45,716,371	2,584,416	7,878,199	(6,577,130)	(1,852,710)	(11,691,509)	(4,326,432)	31,731,205	(12,993,007)	18,738,198

(*) See Note 5.1.

(**) See Note 5.2

(***) See Note 12.1 b)

(****) In May 2016, Southern Cone Power Argentina S.A. was merged into Enel Argentina S.A., with the latter being the legal successor company.

Summary of Financial Information from Financial Statements of Investments in Associates

The following tables show financial information as of December 31, 2017 and 2016 from the financial statements of the investments in associates where the Group has significant influence:

	As of and for the year ended December 31, 2017
									Other
Investments with	Ownership	Current	Non-current	Current	Non-current				Comprehensive	Comprehensive
Significant Influence	Interest	Assets	Assets	Liabilities	Liabilities	Revenues	Expenses	Profit (Loss)	Income	Income
	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Chile S.A.	33.33%	71,254,956	148,950	63,340,564	-	687,399,254	(684,873,130)	2,526,124	(24,472)	2,501,652

	As of and for the year ended December 31, 2016
									Other
Investments with	Ownership	Current	Non-current	Current	Non-current				Comprehensive	Comprehensive
Significant Influence	Interest	Assets	Assets	Liabilities	Liabilities	Revenues	Expenses	Profit (Loss)	Income	Income
	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
GNL Quintero S.A.	20.00%	-	-	-	-	86,471,706	(72,752,059)	13,719,647	(65,571,292)	(51,851,645)
Electrogas S.A.	42.50%	9,318,456	40,746,438	5,683,680	13,809,430	24,126,070	(11,970,244)	12,155,826	(347,369)	11,808,457
GNL Chile S.A.	33.33%	90,283,944	117,703	78,452,153	-	615,229,994	(610,756,322)	4,473,522	(510,406)	3,963,116

Schedule of Additional Financial Information on Investments in Joint Ventures

The following tables present information from the financial statements as of December 31, 2017 and 2016, on the main joint ventures:

	Centrales Hidroeléctricas de Aysén S.A.		Transmisora Eléctrica de Quillota Ltda.
Investments in Joint Ventures	51.00%	51.00%	50.00%	50.00%
	12-31-2017 (*)	12-31-2016	12-31-2017	12-31-2016
	ThCh$	ThCh$	ThCh$	ThCh$
Total current assets	-	863,962	7,793,702	6,366,378
Total non-current assets	-	15,159,321	12,036,201	12,034,576
Total current liabilities	-	3,324,706	440,426	245,025
Total non-current liabilities	-	68,081	1,751,963	1,710,406
Cash and cash equivalents	-	860,719	7,310,296	5,716,196

Revenues	-	-	2,813,493	2,774,316
Depreciation and amortization expense	-	-	(782,322)	(773,093)
Other fixed operating expenses	-	(4,363,197)	(525,471)	-
Interest income	-	42,046	-	134,995
Income tax expense	-	(7,070)	(313,709)	(225,008)
Profit (loss)	-	(4,284,195)	1,191,991	1,257,220
Comprehensive income (loss)	-	(4,284,195)	1,191,991	1,257,220